LICENSE AGREEMENTS (Tables)	12 Months Ended
Mar. 31, 2023
License Agreements
SCHEDULE OF SALES MILESTONE	The Sales Milestones are:
Year 3	$250,000 Royalty
Year 4	$375,000 Royalty
Year 5	$625,000 Royalty
Year 6	$875,000 Royalty
All subsequent years	$1,000,000 Royalty